Equity - Schedule of Other Equity (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Equity [Line Items]
Total issue of other equity		$ 849,544	$ 849,544
Total		849,544	$ 849,544
Contingent issue of equity [Member]
Schedule of Other Equity [Line Items]
Total issue of other equity		849,544		$ 849,544
Total		$ 849,544		$ 849,544